Quarterly Holdings Report
for
Fidelity® Blue Chip Value Fund
April 30, 2026
BCV-NPRT3-0626
1.800334.122
Common Stocks - 100.0%
	Shares	Value ($)
CANADA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cenovus Energy Inc (United States) (a)	229,800	6,719,352
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	25,800	2,669,009
TAIWAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	37,200	14,733,432
UNITED KINGDOM - 2.8%
Consumer Staples - 0.9%
Personal Care Products - 0.9%
Unilever PLC ADR	97,200	5,732,856
Health Care - 1.9%
Pharmaceuticals - 1.9%
Astrazeneca PLC (United States)	33,405	6,259,095
GSK PLC ADR	118,200	6,183,042
TOTAL HEALTH CARE		12,442,137
TOTAL UNITED KINGDOM		18,174,993
UNITED STATES - 93.5%
Communication Services - 9.6%
Diversified Telecommunication Services - 0.7%
Comcast Corp Class A	160,613	4,342,976
Entertainment - 1.2%
Walt Disney Co/The	75,711	7,855,016
Interactive Media & Services - 7.7%
Alphabet Inc Class A	80,786	31,086,453
Alphabet Inc Class C	33,500	12,794,990
Meta Platforms Inc Class A	8,700	5,323,617
		49,205,060
TOTAL COMMUNICATION SERVICES		61,403,052
Consumer Discretionary - 8.5%
Automobiles - 0.9%
General Motors Co	76,300	5,866,707
Broadline Retail - 3.9%
Amazon.com Inc (b)	90,900	24,093,954
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp	148,900	3,947,339
Household Durables - 1.6%
PulteGroup Inc	62,600	7,659,736
Whirlpool Corp (a)	48,100	2,696,486
		10,356,222
Specialty Retail - 1.5%
Lowe's Cos Inc	41,464	9,901,189
TOTAL CONSUMER DISCRETIONARY		54,165,411
Consumer Staples - 4.9%
Beverages - 2.3%
Keurig Dr Pepper Inc	358,692	10,545,545
Primo Brands Corp Class A	206,600	4,210,508
		14,756,053
Consumer Staples Distribution & Retail - 1.6%
Kroger Co/The	37,600	2,559,432
US Foods Holding Corp (a)(b)	81,400	7,610,086
		10,169,518
Food Products - 1.0%
Mondelez International Inc	101,607	6,242,734
TOTAL CONSUMER STAPLES		31,168,305
Energy - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Exxon Mobil Corp	139,601	21,544,622
Targa Resources Corp	28,200	7,334,256
Valero Energy Corp	28,100	7,097,498
TOTAL ENERGY		35,976,376
Financials - 16.2%
Banks - 7.5%
Citigroup Inc	99,300	12,708,414
US Bancorp	241,946	13,708,660
Wells Fargo & Co	257,458	21,170,772
		47,587,846
Capital Markets - 3.2%
Ameriprise Financial Inc	15,100	7,169,329
Charles Schwab Corp/The	71,000	6,506,440
State Street Corp	45,500	6,954,220
		20,629,989
Consumer Finance - 1.5%
Capital One Financial Corp	50,700	9,698,910
Insurance - 4.0%
Arthur J Gallagher & Co	22,400	4,623,360
Chubb Ltd	24,904	8,143,608
Globe Life Inc	35,900	5,539,370
Travelers Companies Inc/The	23,481	7,164,992
		25,471,330
TOTAL FINANCIALS		103,388,075
Health Care - 9.9%
Health Care Providers & Services - 4.8%
Cencora Inc	16,300	5,020,563
Cigna Group/The	20,803	6,044,936
Molina Healthcare Inc (b)	31,500	6,130,530
PACS Group Inc (b)	202,000	6,777,100
UnitedHealth Group Inc	18,800	6,965,024
		30,938,153
Life Sciences Tools & Services - 2.0%
ICON PLC (b)	49,600	5,869,167
Thermo Fisher Scientific Inc	14,400	6,897,024
		12,766,191
Pharmaceuticals - 3.1%
Merck & Co Inc	99,783	10,894,308
Roche Holding AG	14,420	5,876,148
Royalty Pharma PLC Class A	62,600	3,135,634
		19,906,090
TOTAL HEALTH CARE		63,610,434
Industrials - 13.3%
Aerospace & Defense - 0.8%
Textron Inc	53,900	5,172,244
Air Freight & Logistics - 1.3%
FedEx Corp	21,300	8,590,503
Building Products - 0.7%
Builders FirstSource Inc (b)	58,600	4,634,674
Electrical Equipment - 2.2%
Acuity Inc	22,500	6,519,825
Regal Rexnord Corp	34,579	7,435,522
		13,955,347
Ground Transportation - 0.7%
Saia Inc (b)	10,300	4,622,846
Machinery - 3.3%
Deere & Co	11,887	7,011,785
Dover Corp	29,654	6,713,962
Westinghouse Air Brake Technologies Corp	25,500	6,882,195
		20,607,942
Professional Services - 1.4%
SS&C Technologies Holdings Inc	68,400	4,740,120
TransUnion	57,500	4,082,500
		8,822,620
Trading Companies & Distributors - 2.9%
Core & Main Inc Class A (b)	80,200	4,039,674
Ferguson Enterprises Inc	7,550	2,021,211
United Rentals Inc	7,300	7,006,832
Wesco International Inc	15,300	5,341,536
		18,409,253
TOTAL INDUSTRIALS		84,815,429
Information Technology - 13.1%
Communications Equipment - 2.0%
Cisco Systems Inc	142,000	12,993,000
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics Inc (b)	25,000	4,695,750
Sanmina Corp (b)	31,700	6,904,894
		11,600,644
IT Services - 0.9%
GoDaddy Inc Class A (b)	40,800	3,541,032
Twilio Inc Class A (b)	16,200	2,398,572
		5,939,604
Semiconductors & Semiconductor Equipment - 3.8%
Intel Corp (b)	105,400	9,958,192
Micron Technology Inc	26,900	13,911,604
		23,869,796
Software - 1.4%
Gen Digital Inc	169,603	3,271,642
Microsoft Corp	14,500	5,912,810
		9,184,452
Technology Hardware, Storage & Peripherals - 3.2%
Dell Technologies Inc Class C	28,800	6,017,760
Western Digital Corp	33,600	14,599,872
		20,617,632
TOTAL INFORMATION TECHNOLOGY		84,205,128
Materials - 4.7%
Chemicals - 1.1%
Air Products and Chemicals Inc	16,400	4,920,820
Mosaic Co/The	83,500	1,943,045
		6,863,865
Construction Materials - 1.4%
CRH PLC	51,722	6,124,919
James Hardie Industries PLC (b)	141,600	2,972,184
		9,097,103
Containers & Packaging - 0.6%
Smurfit Westrock PLC (a)	95,700	3,673,923
Metals & Mining - 1.6%
Freeport-McMoRan Inc	92,300	5,333,094
Steel Dynamics Inc	21,900	5,007,654
		10,340,748
TOTAL MATERIALS		29,975,639
Real Estate - 4.6%
Health Care REITs - 1.5%
Welltower Inc	44,900	9,758,566
Industrial REITs - 1.0%
Prologis Inc	45,300	6,433,506
Real Estate Management & Development - 0.5%
Jones Lang LaSalle Inc (b)	9,900	3,149,487
Retail REITs - 0.7%
Simon Property Group Inc	20,700	4,216,797
Specialized REITs - 0.9%
Public Storage	19,900	6,018,755
TOTAL REAL ESTATE		29,577,111
Utilities - 3.1%
Electric Utilities - 2.1%
NextEra Energy Inc	90,500	8,858,140
NRG Energy Inc	28,400	4,418,472
		13,276,612
Multi-Utilities - 1.0%
Sempra	66,500	6,325,480
TOTAL UTILITIES		19,602,092
TOTAL UNITED STATES		597,887,052
TOTAL COMMON STOCKS (Cost $515,414,273)		640,183,838

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (c)(d) (Cost $10,472,842)	3.69	10,471,795	10,472,842

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $525,887,115)	650,656,680
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(10,185,939)
NET ASSETS - 100.0%	640,470,741

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Investment made with cash collateral received from securities on loan.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

At period end, the value of non-cash collateral for securities on loan amounted to $736,971.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,475,630	50,972,239	73,448,978	166,363	1,109	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	3,310,875	217,108,516	209,947,491	24,121	942	-	10,472,842	10,471,795	0.0%
Total	25,786,505	268,080,755	283,396,469	190,484	2,051	-	10,472,842

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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